Employee Benefit Plans	12 Months Ended
Dec. 30, 2016
Employee Benefit Plans
Employee Benefit Plans

(15) Employee Benefit Plans

Deferred Compensation Plans

Our CH2M Supplemental Executive Retirement and Retention Plan (“SERRP”) has the primary purpose of providing deferred compensation for a select group of management or highly compensated employees within the meaning of Title I of the Employee Retirement Income Security Act (“ERISA”).  Under this plan, each participant’s account consists of various contributions made to the account by the Company on behalf of the participant.  The plan can be used to provide additional retirement benefits for certain of our senior executives at the Company’s discretion.  For the year ended December 30, 2016, compensation expense was reduced by $1.2 million related to the SERRP as a result of a decline in the return on the participants’ investment.  For the years ended December 25, 2015 and December 31, 2014, respectively, compensation expense was $0.5 million and zero.

In addition to the SERRP, we have a nonqualified deferred compensation plan that provides benefits payable to officers and certain highly compensated employees at specified future dates, or upon retirement, disability or death (“Deferred Compensation Plan”).  The Deferred Compensation Plan allows eligible participants to defer up to a certain amount of base compensation and incentive compensation received, in cash or common stock.  It also allows a more select group of eligible participants, whose 401(k) Plan contributions are limited by the ERISA, to defer additional base and incentive compensation to which we may make a matching contribution.  The plan is also used to provide additional retirement benefits for certain of our senior executives at levels to be determined from time‑to‑time by the Compensation Committee of the Board of Directors.  The Deferred Compensation Plan was amended and restated effective November 13, 2014 to, in general, to adjust the claims procedure and tax withholding processes.

The Deferred Compensation Plan and SERRP are unfunded; therefore, benefits are paid from the general assets of the Company.  The participant’s cash deferrals earn a return based on the participant’s selection of investments in several hypothetical investment options.  All deferrals of common stock must remain invested in common stock and are distributed in common stock.  As of December 30, 2016 and December 25, 2015, amounts due under the Deferred Compensation Plan were $82.9 million and $78.4 million, respectively.

Compensation expense was reduced by $0.7 million and $4.0 million related to the Deferred Compensation Plan for the years ended December 30, 2016 and December 25, 2015, respectively, as a result of a decline in the return on the participants’ investment options.  For the year ended December 31, 2014, compensation expense was $0.3 million.

Stock Option Plans

In 2009, the Board of Directors and stockholders approved the CH2M HILL Companies, Ltd. 2009 Stock Option Plan (“2009 Stock Option Plan”) which reserved 3,000,000 shares of our common stock for issuance upon exercise of stock options granted. Effective May 7, 2012, the 2009 Stock Option Plan was amended and restated to increase the number of reserved shares to 5,500,000. All options outstanding under the previously cancelled plans (“1999 and 2004 Stock Option Plans”), that expired or for any other reason cease to be exercisable, were rolled into the 2009 Stock Option Plan and are available for grant in addition to the 5,500,000 options reserved.

Stock options are granted at an exercise price equal to the fair market value of our common stock at the date of grant. Stock options granted generally become exercisable 25%,  25% and 50% after one, two and three years, respectively, and have a term of five years from the date of grant. The following table summarizes the activity relating to the 2009 Stock Option Plan during 2016:

	Number	Weighted Average
Stock Options:	of Shares	Exercise Price
Outstanding at December 25, 2015	2,205,246	$ 55.92
Granted	888,913	$ 62.75
Exercised	(307,746)	$ 51.51
Forfeited	(193,964)	$ 59.14
Expired	(195,375)	$ 54.06
Outstanding at December 30, 2016	2,397,074	$ 58.90
Exercisable at December 30, 2016	1,001,894	$ 57.52
Available for future grants	1,810,235

The following table summarizes stock options outstanding and stock options vested and exercisable as of December 30, 2016 and December 25, 2015:

	2016	2015
Stock options outstanding:
Aggregate intrinsic value (thousands)	$ 939	$ 26,462
Weighted average contractual term (years)	2.8	2.6
Stock options vested and exercisable:
Aggregate intrinsic value (thousands)	$ 262	$ 13,486
Weighted average contractual term (years)	1.5	1.4

We received $2.3 million, $1.8 million, and $5.0 million from options exercised during the years ended December 30, 2016, December 25, 2015 and December 31, 2014, respectively. Our stock option plan also allows participants to satisfy the exercise price and participant tax withholding obligation by tendering shares of company stock that have been owned by the participants for at least six months. The intrinsic value associated with exercises was $3.4 million, $2.1 million, and $9.9 million during the years ended December 30, 2016, December 25, 2015 and December 31, 2014, respectively.

We measure the fair value of each stock option grant at the date of grant using a Black‑Scholes option pricing model.  The weighted average grant date fair value of options granted during the years ended December 30, 2016 and December 25, 2015 was $11.18 and $8.40, respectively. The following assumptions were used in determining the fair value of options granted during 2016 and 2015:

	2016		2015
Risk-free interest rate	0.97%		1.36%
Expected dividend yield	—%		—%
Expected option life	4.2	Years	4.2	Years
Expected stock price volatility	19.9%		17.3%

We estimate the expected term of options granted based on historical experience of employee exercise behavior. We estimate the volatility of our common stock by using the weighted‑average of historical volatility over the same period as the option term. We use the Treasury Yield Curve rates for the risk‑free interest rate in the option valuation model with maturities similar to the expected term of the options. We do not anticipate paying any cash dividends on our common stock in the foreseeable future and therefore use an expected dividend yield of zero in the option valuation model. We are required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. We use historical data to estimate pre‑vesting option forfeitures and record stock‑ based compensation expense only for those awards that are expected to vest. All stock‑based payment awards are amortized on a straight‑line basis over the requisite service periods of the awards.

The total compensation expense recognized for stock options granted for the years ended December 30, 2016, December 25, 2015 and December 31, 2014 was $5.0 million, $3.7 million, and $3.5 million, respectively.  The remaining unrecognized compensation expense related to nonvested awards as of December 30, 2016 is $8.7 million.  We expect to recognize this compensation expense over the weighted average remaining recognition period of 1.7 years, subject to forfeitures that may occur during that period.

Payroll Deduction Stock Purchase Plan

Our Payroll Deduction Stock Purchase Plan (“PDSPP”) provides for the purchase of common stock at 90% of the market value as of the date of purchase through payroll deductions by participating employees.  Eligible employees may purchase common stock totaling up to 15% of an employee’s compensation through payroll deductions.  An employee cannot purchase more than $25,000 of common stock under the PDSPP in any calendar year.  The PDSPP is intended to qualify under Section 423 of the Internal Revenue Code (“IRC”).  The PDSPP is not intended to qualify under Section 401(a) of the IRC and is not subject to ERISA.  The PDSPP is non‑compensatory since the plan is available to all eligible stockholders and incorporates no option features such as a look‑back period.  Accordingly, no compensation expense is recognized in the financial statements for the PDSPP.  During the years ended December 30, 2016, and December 25, 2015 and December 31, 2014, a total of 188,862 shares, 297,390 shares, and 415,557 shares, respectively, were issued under the PDSPP, for total proceeds of $10.0 million, $14.7 million, and $22.4 million, respectively.

Phantom Stock Plan

Our Phantom Stock Plan provides eligible individuals with added incentives to continue in the long‑term service of our company.  Eligible individuals are generally individuals who are not residents of the U.S. Phantom stock grants are 100% vested on the grant date and may be redeemed after six months from the grant date.  The value of phantom stock is equal to the market value of our common stock.  All amounts granted under the Phantom Stock Plan are payable in cash only.  Compensation expense under this plan is based on the value of the units on the date of grant.

During the years ended December 30, 2016 and December 25, 2015, respectively, 387 units and 1,112 units were granted under the Phantom Stock Plan.  No units were granted under the Phantom Stock Plan during the years ended December 31, 2014.  The average fair value of the units granted under the Phantom Stock Plan during 2016 was $62.89.  Compensation expense was reduced by $0.3 million related to the Phantom Stock Plan for the year ended December 30, 2016 as a result of a decline in the market value of our common stock in 2016. Compensation expense was $0.4 million for the year ended December 25, 2015 and zero for each year ended December 31, 2014.

The following table summarizes the activity relating to the Phantom Stock Plan during 2016:

Number
of
Units
Balance at December 25, 2015	17,508
Granted	387
Exercised	(46)
Forfeited	(297)
Balance at December 30, 2016	17,552

Stock Appreciation Rights Plan

In February 1999, we established the Stock Appreciation Rights (“SARs”) Plan.  Eligible individuals are generally individuals who are not residents of the U.S.  SARs are granted at an exercise price equal to the market value of our common stock and generally become exercisable 25%,  25% and 50% after one, two and three years, respectively, and have a term of five years from the date of the grant.  All amounts granted under the SARs Plan are payable in cash only.  Compensation expense under this plan is based on the vesting provisions and the market value of our common stock.  Compensation expense was reduced by $0.2 million related to the SARs Plan during the year ended December 30, 2016 as a result of a decline in the market value of our common stock in 2016.  Compensation expense for the years ended December 25, 2015 and December 31, 2014 was $0.3 million and zero, respectively.

The following table summarizes the activity relating to the SARs Plan during 2016:

	Number	Weighted Average
	of Rights	Exercise Price
Balance at December 25, 2015	34,916	$ 56.36
Granted	16,404	$ 62.89
Exercised	(5,320)	$ 51.48
Forfeited	(15,872)	$ 59.72
Balance at December 30, 2016	30,128	$ 59.01

Long Term Incentive Plan

The Long Term Incentive Plan (“LTIP”) rewards certain executives and senior leaders for the creation of value in the organization through the achievement of specific long‑term (three year) goals of earnings growth and strategic initiatives.  The Compensation Committee of the Board annually reviews and endorses participation in the LTIP and new plans are established each year.  At the end of each plan’s three-year performance period, the Board approves the payout percentage based on actual performance.  Awards are typically paid in both Company common stock and a cash amount approximately equal to an employees related tax liability.  During the years ended December 30, 2016, December 25, 2015 and December 31, 2014, a total of 51,646 shares, zero shares, and 66,528 shares, respectively, were issued under the LTIP at a fair value of $62.89,  $0.00, and $69.43 per share, respectively.  Compensation expense for common stock under the LTIP plan was reduced by $3.2 million as a result of underperformance to the stated three-year program goals for the year ended December 30, 2016.  For the year ended December 25, 2015, compensation expense for common stock awards under the LTIP was $6.9 million.  For the year ended December 31, 2014, compensation expense for common stock under the LTIP plan was reduced by $6.4 million as a result of underperformance to the stated three-year program goals.

Restricted Stock Plan

Our Restricted Stock Plan provides eligible individuals with added incentives to continue in the long‑term service of the Company.  The awards are made for no consideration, vest over various periods, and may include performance requirements, but are considered outstanding at the time of grant.  During the years ended December 30, 2016, and December 25, 2015 and December 31, 2014, a total of 50,554 shares, 49,902 shares, and 268,291 shares, respectively, were granted under the Restricted Stock Plan.

We recognize compensation costs, net of forfeitures, over the vesting term based on the fair value of the restricted stock at the date of grant.  The amount of compensation expense recognized under the Restricted Stock Plan was $1.4 million for the year ended December 30, 2016 and zero for each year ended December 25, 2015 and December 31, 2014.  As of December 30, 2016, there was $2.6 million of unrecognized compensation expense related to non‑vested restricted stock grants. The expense is expected to be recognized over a weighted average period of 1.5 years.

The following table summarizes the activity relating to the Restricted Stock Plan during 2016:

		Weighted Average
		Grant Date
	Non‑vested Shares	Fair Value
Balance at December 25, 2015	293,835	$ 61.14
Granted	50,554	$ 62.83
Vested	(220,684)	$ 63.90
Cancelled	(21,514)	$ 54.43
Balance at December 30, 2016	102,191	$ 57.43

The weighted‑average fair values of the shares granted under the Restricted Stock Plan during the years ended December 30, 2016, December 25, 2015 and December 31, 2014 were $62.83,  $51.54, and $64.92, respectively.